CONTRACTUAL OBLIGATIONS AND RIGHTS (Details textuals) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Contractual Obligations And Rights [Abstract]
Contractual obligations, new building commitments	$ 271.4	$ 258.0	$ 306.4
Contractual obligations, chartered in vessels	$ 0.0	$ 0.0	$ 0.1